Shareholders' Equity (Details) - USD ($)																				12 Months Ended
		Dec. 18, 2024	Aug. 26, 2024	Oct. 04, 2023	Jun. 14, 2023	May 11, 2023	Mar. 31, 2023	Feb. 24, 2023	Feb. 22, 2023	Nov. 23, 2022	Oct. 29, 2022	Aug. 12, 2022	Dec. 24, 2021	Dec. 20, 2021	Dec. 17, 2021	Sep. 25, 2021	Feb. 22, 2021	Jul. 30, 2020	Jul. 21, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Nov. 21, 2024	Jun. 07, 2023	Oct. 26, 2022	Jul. 13, 2022	Jan. 17, 2022	Jan. 14, 2020
Shareholders’ Equity [Line Items]
Common stock authorized (in Shares)	[1]																			625,000,000	625,000,000
Common stock par value (in Dollars per share)	[1]																			$ 0.08	$ 0.08
Shares issued for service (in Shares)																5,328
Stock-based compensation																								$ 1,024,361
Shares of common stock (in Shares)										62,500	50,000
Purchase price per share (in Dollars per share)										$ 4.12							$ 296
Aggregate gross proceeds																					$ 1,430,000	$ 1,716,751
Net proceeds transaction										$ 257,500	$ 236,000
Value issued for service																$ 319,820
Restricted stock award agreement (in Shares)													3,656		6,641
Direct offering cost																				$ 146,137
Capitalized amount																				146,137
Deferred offering cost
Convertible promissory note																				$ 31,941,830	$ 32,278,403
Principal amount									$ 40,000,000
Original issue discount percentage							20.00%		20.00%
Per value (in Dollars per share)								$ 0.08
Common stock, shares issued (in Shares)	[1]																			25,186,864	25,186,864
Investor converted amount					$ 3,950,000	$ 2,820,000														$ 705,000	$ 76,770,000
Conversion of amount			$ 705,000	$ 30,000,000
Ordinary shares issued (in Shares)			293,750
Common stock received																					$ 1,430,000
Reverse stock split		1-for-8
Common shares, shares outstanding (in Shares)	[1]																			24,893,130	24,893,130
Stock option plan (in Shares)																														37,500	25,000
Service agreement shares issued (in Shares)													3,656
Fair value of shares													$ 475,514							$ 229,028
Shares incentive plan (in Shares)																														37,500
Promissory Note [Member]
Shareholders’ Equity [Line Items]
Convertible promissory note							$ 70,000,000		$ 40,000,000																		$ 7,000,000
Conversion price per share (in Dollars per share)					$ 3.16
Unsecured Senior Convertible Promissory Note [Member]
Shareholders’ Equity [Line Items]
Purchase price							56,000,000		$ 32,000,000
Conversion price per share (in Dollars per share)								$ 0.5
Senior Convertible Promissory Note [Member]
Shareholders’ Equity [Line Items]
Purchase price							$ 56,000,000
Investor converted amount				$ 30,000,000	$ 3,950,000	$ 2,820,000
Conversion price per share (in Dollars per share)			$ 0.3	$ 0.3	$ 0.395	$ 0.705
Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)																													$ 0.001
Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)																													0.01
Two Thousand Twenty Four Reverse Stock Split [Member]
Shareholders’ Equity [Line Items]
Investor converted amount								$ 4
Two Thousand Twenty Four Reverse Stock Split [Member] | Senior Convertible Promissory Note [Member]
Shareholders’ Equity [Line Items]
Conversion price per share (in Dollars per share)			$ 2.4	$ 2.4	3.16	5.64
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock authorized (in Shares)																				625,000,000
Common stock par value (in Dollars per share)		$ 0.01			$ 0.01	$ 0.08														$ 0.08									$ 0.001
Shares of common stock (in Shares)										62,500	50,000											243,750	[2]
Purchase price per share (in Dollars per share)											$ 4.72
Aggregate gross proceeds	[2]																					$ 19,500
Conversion price amount								$ 4
Common stock, shares issued (in Shares)				12,500,000	1,250,000	500,000		10,000,000
Conversion price per share (in Dollars per share)						$ 5.64
Common shares, shares outstanding (in Shares)																				25,186,864
Common Stock [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock authorized (in Shares)		5,000,000,000																								5,000,000,000		50,000,000	500,000,000
Common stock par value (in Dollars per share)		$ 0.01
Common Stock [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock authorized (in Shares)		625,000,000																								625,000,000		5,000,000,000	50,000,000
Common stock par value (in Dollars per share)		$ 0.08
Reverse Stock Split [Member]
Shareholders’ Equity [Line Items]
Purchase price per share (in Dollars per share)														$ 32
VG Master Fund SPC [Member]
Shareholders’ Equity [Line Items]
Shares of common stock (in Shares)																				131,250
Net proceeds transaction																				$ 1,223,251
Direct offering cost																				33,389
Deferred offering cost																					112,748
Common stock received																				2,550,000	$ 1,430,000
VG Master Fund SPC [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)												$ 0.08
Net proceeds transaction												$ 5,500,000
Common stock shares (in Shares)												6,667
Fortune Fintech Limited [Member]
Shareholders’ Equity [Line Items]
Shares issued for service (in Shares)																5,328
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Shares of common stock (in Shares)														62,500			53,750
Aggregate gross proceeds																	$ 15,910,000
Net proceeds transaction														$ 2,000,000			$ 14,637,200
Investors investment amount														$ 2,000,000
Restricted Stock Award Agreement [Member]
Shareholders’ Equity [Line Items]
Restricted stock award agreement													$ 229,028		$ 475,514
Service agreement shares issued (in Shares)															6,641
Tony Wayne Network Technology Co. [Member]
Shareholders’ Equity [Line Items]
Shares issued for service (in Shares)																			9,375
Stock-based compensation																			$ 1,005,000						$ 1,005,000
Value issued for service																		$ 1,005,000
Tony Wayne Network Technology Co. [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issued for service (in Shares)																			9,375
Fortune Fintech Limited [Member]
Shareholders’ Equity [Line Items]
Value issued for service																				$ 319,820

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 16.
[2]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 16.